Equity-Accounted Joint Ventures	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity-Accounted Joint Ventures	Equity-Accounted Joint Ventures
a)A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2021		As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	2021 $	2020 $
Angola Joint Venture (i)	33%	4	-	102,477	90,659
Bahrain LNG Joint Venture (ii)	30%	-	1	57,277	38,678
Excalibur Joint Venture (iii)	50%	1	-	10,418	35,871
Exmar LPG Joint Venture (iv)	50%	21	-	138,751	134,138
MALT Joint Venture (v)	52%	6	-	361,550	359,442
Pan Union Joint Venture (vi)	20%-30%	4	-	81,570	81,548
RasGas III Joint Venture (vii)	40%	4	-	109,866	97,721
Yamal LNG Joint Venture (viii)	50%	6	-	296,065	234,452
		46	1	1,157,974	1,072,509
Less credit loss provision				(4,100)	(4,726)
Total investments in and advances to equity-accounted joint ventures, net				1,153,874	1,067,783
Less current portion of advances to equity- accounted joint ventures, net				(17,500)	(10,991)
Investments in and advances to equity- accounted joint ventures, net				1,136,374	1,056,792
(i)Angola Joint Venture
As at December 31, 2021, the Company has a 33% ownership interest in the Angola Joint Venture that owns four 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The other partners of the Angola Joint Venture are NYK (33%) and Mitsui & Co. Ltd. (34%).
As at December 31, 2020, the Company had advanced $1.0 million to the Angola Joint Venture. These advances bore interest at LIBOR plus 1.0%. These amounts are included in the table above. These advances were repaid in full during the year ended December 31, 2021.
The Company has guaranteed its 33% share of the secured loan facilities and interest rate swaps of the Angola Joint Venture for which the aggregate principal amount of the secured loan facilities and fair value of the interest rate swaps as at December 31, 2021 was $181.6 million (December 31, 2020 – $203.4 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2021 was $0.2 million (December 31, 2020 – $0.3 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
(ii)Bahrain LNG Joint Venture
In December 2015, the Company (30%) entered into a joint venture agreement with National Oil & Gas Authority (30%), Gulf Investment Corporation (24%) and Samsung C&T (16%) to form the Bahrain LNG Joint Venture, for the development of an LNG receiving and regasification terminal in Bahrain. The LNG terminal includes an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and is owned and operated under a 20-year customer contract. In addition, the Company has supplied an FSU in connection with this terminal commencing in September 2018 through a 21-year time-charter contract with the Bahrain LNG Joint Venture.
As at December 31, 2021 and 2020, the Company had advanced $73.4 million to the Bahrain LNG Joint Venture. These advances bear interest at 6.0%. For the years ended December 31, 2021, 2020 and 2019, the interest earned on these loans amounted to $4.8 million, $4.6 million, and $2.8 million, respectively. For the years ended December 31, 2021 and 2020, the interest earned was included in interest income in the Company’s consolidated statements of income. For the year ended December 31, 2019, the interest earned was capitalized as part of investments in and advances to equity-accounted joint ventures in the Company's consolidated balance sheets up until November 30, 2019, after which date, it was included in interest income in the Company’s consolidated statements of income. As at December 31, 2021 and 2020, the interest receivable on these advances was $10.0 million and $5.1 million, respectively. These amounts are included in the table above.
(iii)Excalibur Joint Venture
As at December 31, 2021, the Company has a 50% ownership interest in an LNG-related joint venture with Exmar (or the Excalibur Joint Venture). The Company has guaranteed its ownership share of the secured loan facility of the Excalibur Joint Venture for which the principal amount of the secured loan facility as at December 31, 2021 was $8.8 million (December 31, 2020 – $15.9 million). As a result, the Company has recorded a guarantee liability. As at December 31, 2021, the carrying value of the guarantee liability was $nil (December 31, 2020 – $0.1 million).
During the year ended December 31, 2021, the Company recognized a $30.0 million write-down on its investment in the Excalibur Joint Venture. The write-down was recorded in equity income on the Company‘s consolidated statement of income for the year ended December 31, 2021. The Company‘s investment in the Excalibur Joint Venture is part of the Company‘s LNG segment and was written down to its estimated fair value. The recognition of this other-than-temporary impairment was the result of a change in expectation as to the possible sale of the Excalibur Joint Venture's only vessel. The estimated fair value of the Company’s investment in the Excalibur Joint Venture was primarily based upon the expected sales price of the Excalibur LNG carrier, combined with the Excalibur Joint Venture’s working capital and floating-rate debt, whose fair values approximated their carrying values.
On initial acquisition, the basis difference between the Company's investment and the carrying value of the Excalibur Joint Venture's net assets was substantially attributed to an increase to the carrying value of the vessel of the Excalibur Joint Venture in accordance with the finalized purchase price allocation and was subsequently reduced by the amount of the other-than-temporary impairment in 2021. At December 31, 2021, the unamortized amount of the basis difference was $(18.5) million (December 31, 2020 – $12.0 million).
(iv)Exmar LPG Joint Venture
As at December 31, 2021, the Company has a 50% ownership interest in the Exmar LPG Joint Venture. The Company has guaranteed its 50% share of secured loan facilities and four finance leases in the Exmar LPG Joint Venture for which the aggregate principal amount of the secured loan facilities and finance leases as at December 31, 2021 was $228.2 million (December 31, 2020 – $238.2 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2021 was $1.0 million (December 31, 2020 – $1.3 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
As at December 31, 2021, the Company had advanced $32.3 million (December 31, 2020 – $42.3 million) to the Exmar LPG Joint Venture, which bears interest at LIBOR plus 0.5% and has no fixed repayment terms. For the years ended December 31, 2021, 2020 and 2019, the interest earned on these loans amounted to $0.2 million, $0.8 million and $1.6 million and is included in interest income in the Company's consolidated statements of income. As at December 31, 2021 and 2020, the interest receivable on these advances was $nil .
On initial acquisition, the basis difference between the Company's investment and the carrying value of the Exmar LPG Joint Venture's net assets was substantially attributed to the value of the vessels and charter agreements of the Exmar LPG Joint Venture and goodwill in accordance with the finalized purchase price allocation. At December 31, 2021, the unamortized amount of the basis difference was $17.4 million (December 31, 2020 – $18.2 million).
(v)MALT Joint Venture
As at December 31, 2021, the Company has a 52% ownership in the MALT Joint Venture. Since control of the MALT Joint Venture is shared jointly between Marubeni and the Company, the Company accounts for its investment in the MALT Joint Venture using the equity method. The Company has guaranteed its 52% share of certain of the MALT Joint Venture's secured loan facilities and interest rate swaps, for which the principal amount of the secured loan facilities and fair value of the interest rate swaps as at December 31, 2021 was $123.1 million (December 31, 2020 – $134.6 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2021 and 2020 was $0.2 million and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
(vi)Pan Union Joint Venture
As at December 31, 2021, the Company has a 30% ownership interest in two LNG carriers, the Pan Asia and the Pan Americas, and a 20% ownership interest in two LNG carriers, the Pan Europe and the Pan Africa, through its Pan Union Joint Venture.
On initial acquisition, the basis difference between the Company's investment and the carrying value of the Pan Union Joint Venture's net assets was substantially attributed to ship construction support agreements and the time-charter contracts. At December 31, 2021, the unamortized amount of the basis difference was $9.4 million (December 31, 2020 – $10.0 million).
(vii)RasGas III Joint Venture
As at December 31, 2021, the Company has a 40% ownership interest in the RasGas III Joint Venture, and the remaining 60% is held by Qatar Gas Transport Company Ltd.
(viii)Yamal LNG Joint Venture
As at December 31, 2021, the Company has a 50% ownership interest in the Yamal LNG Joint Venture, which has six icebreaker LNG carriers that carry out international transportation of LNG for a project located on the Yamal Peninsula in Northern Russia.
The Company has guaranteed its 50% share of a secured loan facility and interest rate swaps in the Yamal LNG Joint Venture for which the aggregate principal amount of the loan facility and fair value of the interest rate swaps as at December 31, 2021 was $736.7 million (December 31, 2020 – $807.7 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2021 was $1.5 million (December 31, 2020 – $2.2 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.

b)The Angola Joint Venture, the Bahrain LNG Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture are considered VIEs; however, the Company is not the primary beneficiary and therefore, the Company has not consolidated these entities. The Company’s exposure to loss as a result of its investment in the Angola Joint Venture, the Bahrain LNG Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture is the amount it has invested in and advanced to these joint ventures, which are $102.5 million, $57.3 million, $109.9 million and $296.1 million, respectively, as at December 31, 2021. In addition, the Company provides an owner's guarantee in respect of the charters for the Angola Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture; and guarantees the credit facilities and interest rate swaps of the Angola Joint Venture and the Yamal LNG Joint Venture as described above.

c)The following table presents aggregated summarized financial information reflecting a 100% ownership interest in the Company’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG Joint Venture, the Excalibur Joint Venture and the Pan Union Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture, the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture and the recognition of the 2021 other-than-temporary impairment of the Company's investment of the Excalibur Joint Venture.

	December 31, 2021 $	December 31, 2020 $
Cash and restricted cash – current	460,342	400,816
Other assets – current	208,029	180,673
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,825,562	1,912,776
Net investments in direct financing and sales-type leases – non-current	5,103,376	5,237,791
Other assets – non-current	255,270	216,331
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	611,180	582,767
Other liabilities – current	250,753	232,466
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	4,551,612	4,853,791
Other liabilities – non-current	220,454	350,057

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Voyage revenues	990,703	1,008,112	766,618
Income from vessel operations	572,985	584,685	400,326
Realized and unrealized gain (loss) on non-designated derivative instruments:
Bahrain LNG Joint Venture	22,376	(68,563)	(19,756)
Other equity-accounted joint ventures	4,367	(26,197)	(21,159)
Net income	342,068	152,144	130,314

d)As described in Note 7a, the Company guarantees its proportionate share of certain loan facilities and obligations on interest rate swaps for certain of its equity-accounted joint ventures. As at December 31, 2021, with the exception of debt service coverage ratio breaches for three of the vessels in the Angola Joint Venture, all of the Company's equity-accounted joint ventures were in compliance with all covenants relating to these loan facilities that the Company guarantees. The Angola Joint Venture expects to obtain a waiver for the covenant requirements that were not met at December 31, 2021, with such waiver being valid until the next compliance test at June 30, 2022, similar to the waivers obtained in March 2021 and October 2021.